UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Santander UK plc1
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
July 1, 2019       to September 30, 2019
Date of Report (Date of earliest event reported): September 30, 2019
Commission File Number of securitizer: 025-00440
Central Index Key Number of securitizer: 0001087711

Thomas Ranger, +44 20 7756 6303
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1
Santander UK plc, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued in securitization programs sponsored by it and outstanding during the third quarterly reporting period in 2019 in the residential mortgage asset class, and issued and offered by the issuing entities Fosse Master Issuer PLC and Holmes Master Issuer PLC in either offerings registered under the U.S. Securities Act of 1933, as amended (the Securities Act) or in reliance on Rule 144A under the Securities Act.  The information included in this Form does not include Santander UK plc's securitization programs under which asset-backed securities are issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

There is no activity to report for the third quarterly period in 2019 with respect to asset-backed securities issued by Fosse Master Issuer PLC. Please refer to Form ABS-15G filed by Santander UK plc, as securitizer, on February 12, 2018 with respect to the fourth quarterly period October 1, 2018 to December 31, 2018 for Fosse Master Issuer PLC.

There is no activity to report for the third quarterly period in 2019 with respect to asset-backed securities issued by Holmes Master Issuer PLC. Please refer to Form ABS-15G filed by Santander UK plc, as securitizer, on August 13, 2019 with respect to the second quarterly period April 1, 2019 to June 30, 2019 for Holmes Master Issuer PLC.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Not applicable.

Item 2.02	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander UK plc
(Securitizer)

By:	/s/ Thomas Ranger
Name:	Thomas Ranger
Title:	Senior officer in charge of securitization of the securitizer

Date:	November 8, 2019